Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reflects compensation “actually paid” (as defined in the applicable SEC rules) to our principal executive officer (PEO) and our non-PEO
executive officers. Our Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our executive officers. For a complete discussion of our executive compensation program, refer
to the CD&A section above.
2025 Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO Nudi ($)	Compensation Actually Paid to PEO Nudi ($) (b)	Summary Compensation Table Total for PEO Allman ($)	Compensation Actually Paid to PEO Allman ($) (b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (b)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($) (d)	Company Selected Measure
							Masco Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (c)		Operating Profit (in millions) ($) (e)

2025	6,641,952	6,122,716	6,307,655	4,098,429	2,214,106	1,378,518	116	83	810	1,256

2024			10,651,821	13,494,503	2,621,620	2,854,454	151	108	822	1,372

2023			12,476,381	17,142,621	2,310,266	2,938,306	150	123	908	1,358

2022			6,261,228	(7,130,941)	1,614,199	(1,055,881)	102	104	844	1,334

2021			13,410,774	30,690,004	3,190,993	6,693,250	150	147	410	1,412
Year (column a):
For each year listed, our PEO and
Non-PEO
executive officers are as
follows
:

Year	PEO	Non-PEO Executive Officers

2025	Jonathon Nudi, Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah and Kenneth Cole.

2024	Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah and Kenneth Cole.

2023	Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah, Kenneth Cole, John Sznewajs and David Chaika

2022	Keith Allman	John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole

2021	Keith Allman	John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole

Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total
Compensation
as reported in our Summary Compensation Table for the fiscal years 2025, 2024, 2023, 2022 and 2021:

	PEO Nudi	PEO Allman	Average of Non-PEOs

Total Reported in 2025 Summary Compensation Table	6,641,952	6,307,655	2,214,106

Less, grant date fair value of equity awards reported in the 2025 Summary Compensation Table	(5,154,906)	(5,175,320)	(1,326,750)

Plus, year-end fair value of equity awards granted in 2025 that are unvested and outstanding, as of 2025 year-end	4,632,895	4,497,028	1,083,540

Plus, change in the fair value as of 2025 year end for equity awards granted in prior years that are unvested and outstanding	—	(1,611,655)	(264,909)

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2025	—	726,067	98,846

Less, fair value of equity awards forfeited in 2025	—	(748,264)	(443,027)

Plus, dividends earned during 2025 on unvested equity awards	2,775	102,918	16,711

Total Adjustments	(519,236)	(2,209,226)	(835,588)

Actual Compensation Paid for Fiscal Year 2025	6,122,716	4,098,429	1,378,518

	PEO	Average of Non-PEOs

Total Reported in 2024 Summary Compensation Table	10,651,821	2,621,620

Less, grant date fair value of equity awards reported in the 2024 Summary Compensation Table	(7,301,850)	(1,330,933)

Plus, year-end fair value of equity awards granted in 2024 that are unvested and outstanding, as of 2024 year-end	8,209,000	1,305,781

Plus, change in the fair value as of 2024 year end for equity awards granted in prior years that are unvested and outstanding	498,206	111,780

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2024	1,300,650	131,694

Plus, dividends earned during 2024 on unvested equity awards	136,676	14,513

Total Adjustments	2,842,682	232,834

Actual Compensation Paid for Fiscal Year 2024	13,494,503	2,854,454

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less , grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date .

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.
Peer Group Total Shareholder Return (column c):
Our peer group total shareholder return is calculated using the Standard & Poor’s Consumer Durables & Apparel Index, which we use for the stock performance graph required by Item 201(e) of Regulation
S-K,
from December 31, 2020 through December 31 of the applicable listed year.
Net Income (column d):
Net income as reflected in the table above is as reported in our financial statements and is calculated in accordance with accounting guidelines.
Company Selected Measure—Operating Profit (column e):
Operating profit is the highest weighted financial performance metric in our annual performance program. To calculate our operating profit for purposes of this program we adjust our reported operating profit to exclude the effect of special and other non-recurring
income and expenses. Operating profit is also a measure used in our calculation of ROIC under our LTIP. See “Our 2025 Annual Cash-Based Performance Program” above for a description of these adjustments for 2025.

Company Selected Measure Name	Operating profit
Named Executive Officers, Footnote
Year (column a):
For each year listed, our PEO and
Non-PEO
executive officers are as
follows
:

Year	PEO	Non-PEO Executive Officers

2025	Jonathon Nudi, Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah and Kenneth Cole.

2024	Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah and Kenneth Cole.

2023	Keith Allman	Richard Westenberg, Imran Ahmad, Jai Shah, Kenneth Cole, John Sznewajs and David Chaika

2022	Keith Allman	John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole

2021	Keith Allman	John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole

Peer Group Issuers, Footnote	Our peer group total shareholder return is calculated using the Standard & Poor’s Consumer Durables & Apparel Index, which we use for the stock performance graph required by Item 201(e) of Regulation
S-K,
	from December 31, 2020 through December 31 of the applicable listed year.
Adjustment To PEO Compensation, Footnote
Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total
Compensation
as reported in our Summary Compensation Table for the fiscal years 2025, 2024, 2023, 2022 and 2021:

	PEO Nudi	PEO Allman	Average of Non-PEOs

Total Reported in 2025 Summary Compensation Table	6,641,952	6,307,655	2,214,106

Less, grant date fair value of equity awards reported in the 2025 Summary Compensation Table	(5,154,906)	(5,175,320)	(1,326,750)

Plus, year-end fair value of equity awards granted in 2025 that are unvested and outstanding, as of 2025 year-end	4,632,895	4,497,028	1,083,540

Plus, change in the fair value as of 2025 year end for equity awards granted in prior years that are unvested and outstanding	—	(1,611,655)	(264,909)

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2025	—	726,067	98,846

Less, fair value of equity awards forfeited in 2025	—	(748,264)	(443,027)

Plus, dividends earned during 2025 on unvested equity awards	2,775	102,918	16,711

Total Adjustments	(519,236)	(2,209,226)	(835,588)

Actual Compensation Paid for Fiscal Year 2025	6,122,716	4,098,429	1,378,518

	PEO	Average of Non-PEOs

Total Reported in 2024 Summary Compensation Table	10,651,821	2,621,620

Less, grant date fair value of equity awards reported in the 2024 Summary Compensation Table	(7,301,850)	(1,330,933)

Plus, year-end fair value of equity awards granted in 2024 that are unvested and outstanding, as of 2024 year-end	8,209,000	1,305,781

Plus, change in the fair value as of 2024 year end for equity awards granted in prior years that are unvested and outstanding	498,206	111,780

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2024	1,300,650	131,694

Plus, dividends earned during 2024 on unvested equity awards	136,676	14,513

Total Adjustments	2,842,682	232,834

Actual Compensation Paid for Fiscal Year 2024	13,494,503	2,854,454

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less , grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date .

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 2,214,106	$ 2,621,620	$ 2,310,266	$ 1,614,199	$ 3,190,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,378,518	2,854,454	2,938,306	(1,055,881)	6,693,250
Adjustment to Non-PEO NEO Compensation Footnote
Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total
Compensation
as reported in our Summary Compensation Table for the fiscal years 2025, 2024, 2023, 2022 and 2021:

	PEO Nudi	PEO Allman	Average of Non-PEOs

Total Reported in 2025 Summary Compensation Table	6,641,952	6,307,655	2,214,106

Less, grant date fair value of equity awards reported in the 2025 Summary Compensation Table	(5,154,906)	(5,175,320)	(1,326,750)

Plus, year-end fair value of equity awards granted in 2025 that are unvested and outstanding, as of 2025 year-end	4,632,895	4,497,028	1,083,540

Plus, change in the fair value as of 2025 year end for equity awards granted in prior years that are unvested and outstanding	—	(1,611,655)	(264,909)

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2025	—	726,067	98,846

Less, fair value of equity awards forfeited in 2025	—	(748,264)	(443,027)

Plus, dividends earned during 2025 on unvested equity awards	2,775	102,918	16,711

Total Adjustments	(519,236)	(2,209,226)	(835,588)

Actual Compensation Paid for Fiscal Year 2025	6,122,716	4,098,429	1,378,518

	PEO	Average of Non-PEOs

Total Reported in 2024 Summary Compensation Table	10,651,821	2,621,620

Less, grant date fair value of equity awards reported in the 2024 Summary Compensation Table	(7,301,850)	(1,330,933)

Plus, year-end fair value of equity awards granted in 2024 that are unvested and outstanding, as of 2024 year-end	8,209,000	1,305,781

Plus, change in the fair value as of 2024 year end for equity awards granted in prior years that are unvested and outstanding	498,206	111,780

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2024	1,300,650	131,694

Plus, dividends earned during 2024 on unvested equity awards	136,676	14,513

Total Adjustments	2,842,682	232,834

Actual Compensation Paid for Fiscal Year 2024	13,494,503	2,854,454

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less , grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date .

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Our Most Important Financial Performance Measures
The following financial performance measures are those measures which, in our assessment, represent the most important financial measures used by us to link our performance to compensation “actually paid” to our executive officers for 2025. The measures in this list are not ranked.

Earnings per Share

Net Sales

Operating Profit

Relative Total Shareholder Return

Return on Invested Capital

Total Shareholder Return Amount	$ 116	151	150	102	150
Peer Group Total Shareholder Return Amount	83	108	123	104	147
Net Income (Loss)	$ 810,000,000	$ 822,000,000	$ 908,000,000	$ 844,000,000	$ 410,000,000
Company Selected Measure Amount	1,256,000,000	1,372,000,000	1,358,000,000	1,334,000,000	1,412,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Jonathon Nudi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,641,952
PEO Actually Paid Compensation Amount	$ 6,122,716
PEO Name	Jonathon Nudi
Keith Allman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,307,655	$ 10,651,821	$ 12,476,381	$ 6,261,228	$ 13,410,774
PEO Actually Paid Compensation Amount	$ 4,098,429	13,494,503	17,142,621	(7,130,941)	30,690,004
PEO Name	Keith Allman
PEO | Jonathon Nudi [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (519,236)
PEO | Jonathon Nudi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,154,906)
PEO | Jonathon Nudi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,632,895
PEO | Jonathon Nudi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jonathon Nudi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jonathon Nudi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jonathon Nudi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,775
PEO | Keith Allman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,209,226)	2,842,682	4,666,240	(13,392,169)	17,279,230
PEO | Keith Allman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,768)
PEO | Keith Allman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,175,320)	(7,301,850)	(8,319,582)	(4,886,111)	(8,273,513)
PEO | Keith Allman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,497,028	8,209,000	7,016,448	6,696,354	11,920,041
PEO | Keith Allman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,611,655)	498,206	3,981,180	(12,542,087)	13,660,599
PEO | Keith Allman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,067	1,300,650	1,893,102	(2,736,067)	(96,350)
PEO | Keith Allman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(748,264)		0
PEO | Keith Allman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,918	136,676	103,860	75,742	68,453
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,588)	232,834	628,040	(2,670,080)	3,502,257
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,671)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,750)	(1,330,933)	(1,228,390)	(956,181)	(1,645,343)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,083,540	1,305,781	1,284,267	1,338,718	2,358,316
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,909)	111,780	418,608	(2,514,590)	2,793,148
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,846	131,694	222,782	(553,825)	(18,599)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(443,027)		(34,101)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,711	$ 14,513	$ 14,545	$ 15,798	$ 14,735